Cover	Apr. 08, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 08, 2026
Entity File Number	001-14881
Entity Tax Identification Number	94-2213782
Entity Registrant Name	BERKSHIRE HATHAWAY ENERGY COMPANY
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	1615 Locust Street
Entity Address, State or Province	IA
Entity Address, City or Town	Des Moines
Entity Address, Postal Zip Code	50309-3037
City Area Code	515
Local Phone Number	242-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001081316
Amendment Flag	false
PacifiCorp
Document Information [Line Items]
Entity File Number	001-05152
Entity Tax Identification Number	93-0246090
Entity Registrant Name	PACIFICORP
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	825 N.E. Multnomah Street
Entity Address, State or Province	OR
Entity Address, City or Town	Portland
Entity Address, Postal Zip Code	97232
City Area Code	888
Local Phone Number	221-7070
Entity Emerging Growth Company	false
Entity Central Index Key	0000075594